Related Parties - Key Management Personnel of Remuneration Expense of Directors and Other Members (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Related Party [Abstract]
Consulting fees, payroll, director fees, bonus and other short-term benefits	$ 1,903	$ 1,643
Share-based payments	614	1,324
Key management personnel compensation	$ 2,517	$ 2,967